UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1464

Smith Barney Funds, Inc.
 (Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
 (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                                  FUNDS, INC.
                                U.S. GOVERNMENT
                                SECURITIES FUND

            CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JUNE 30, 2003

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed. is a registered service mark of Citigroup Global Markets Inc.

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

                                 WHAT'S INSIDE


Letter from the Chairman...........  1

Schedule of Investments............  2

Statement of Assets and Liabilities  4

Statement of Operations............  5

Statements of Changes in Net Assets  6

Notes to Financial Statements......  7

Financial Highlights............... 13

                           LETTER FROM THE CHAIRMAN

[PHOTO] R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,
/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 22, 2003

     1 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2003


   FACE
  AMOUNT                              SECURITY                               VALUE
-------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 1.4%
            U.S. Treasury Notes:
$ 5,000,000   5.875% due 11/15/04 (a)(b)                                  $ 5,322,855
  2,200,000   3.000% due 2/15/08 (b)                                        2,264,539
-------------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS
            (Cost -- $7,509,400)                                            7,587,394
-------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 66.8%
  4,600,000 Federal Home Loan Bank, 5.125% due 3/6/06                       5,011,245
            Federal Home Loan Mortgage Corp. (FHLMC):
  6,301,076   6.237% due 2/1/32 (b)(c)                                      6,467,478
  6,741,706   5.761% due 5/1/32 (c)                                         6,905,780
              Gold:
  3,001,763    7.000% due 2/1/16 (d)                                        3,189,648
  9,608,174    6.000% due 3/1/17 (b)                                        9,994,830
  9,873,716    6.500% due 1/1/32 (b)(d)                                    10,328,041
  5,000,000    5.000% due 7/14/33 (e)(f)                                    5,081,250
 15,000,000    5.500% due 7/14/33 (e)(f)                                   15,478,125
 20,500,000    6.500% due 7/14/33 (e)(f)                                   21,339,229
            Federal National Mortgage Association (FNMA):
  3,378,799   5.500% due 12/1/16 (d)                                        3,511,410
  6,000,000   4.500% due 7/17/18 (e)                                        6,121,872
 10,000,000   6.000% due 7/17/18 (e)(f)                                    10,440,620
  6,223,022   7.000% due 4/1/32 (d)                                         6,555,394
    425,454   6.500% due 5/1/32                                               443,810
  5,522,000   5.514% due 6/1/32 (b)(c)                                      5,711,049
 24,272,865   6.000% due 7/1/32 (b)(d)                                     25,277,929
  8,625,718   4.623% due 9/1/32 (b)(c)                                      8,834,415
  6,409,530   4.728% due 11/1/32 (c)                                        6,574,663
  7,475,084   4.592% due 12/1/32 (c)                                        7,653,111
 14,236,612   4.780% due 1/1/33 (b)(c)                                     14,758,187
  9,377,128   4.490% due 2/1/33 (c)                                         9,595,193
 13,321,150   4.493% due 2/1/33 (b)(c)                                     13,632,053
  9,565,705   4.597% due 2/1/33 (b)(c)                                      9,906,217
  7,738,726   4.770% due 2/1/33 (c)                                         7,996,283
  9,393,474   4.926% due 2/1/33 (b)(c)                                      9,745,586
  5,482,735   4.553% due 4/1/33 (c)                                         5,632,803
  4,992,677   4.000% due 5/1/33                                             5,085,550
  5,000,230   4.480% due 6/1/33 (c)                                         5,151,324
 25,000,000   6.500% due 7/14/33 (e)(f)                                    26,078,125
 11,500,000   7.000% due 7/14/33 (e)(f)                                    12,114,537
 20,000,000   5.500% due 7/17/33 (d)(e)(f)                                 20,700,000
            Government National Mortgage Association (GNMA) Certificates:
 10,961,245   7.000% due 11/15/31 (b)(d)                                   11,583,965

                      See Notes to Financial Statements.

     2 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003

   FACE
  AMOUNT                                   SECURITY                                    VALUE
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 66.8% (continued)
$ 3,977,006   7.500% due 2/15/32 (d)                                                $  4,227,569
 27,620,020   6.500% due 10/15/32 (b)(d)                                              29,011,267
------------------------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCIES
            (Cost -- $344,728,579)                                                   350,138,558
------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.1%
  8,181,491 Countrywide Home Loans, Series 2003-HYB1, Class 1A1,
             3.852% due 5/19/33 (c)                                                    8,261,142
 11,639,270 FHLMC Structured Pass-Through Securities, Series T-51, Class 1A,
             6.500% due 9/25/43 (c)                                                   12,519,490
            FNMA Whole Loan:
  7,772,180   Series 2002-W9, Class A1B, 4.500% due 8/25/42                            7,876,289
 12,500,000   Series 2003-W6, Class 1A31, 4.243% due 10/25/42                         13,101,563
  5,439,048 Structured Asset Mortgage Investment Loan Trust, Series 2003-BC1,
             Class A2, 1.375% due 1/25/33 (c)                                          5,439,701
  2,942,869 Washington Mutual Mortgage Pass-Through Certificates,
             Series 2003-AR5, Class A7, 4.208% due 6/25/33 (c)                         2,973,581
  3,000,000 Wells Fargo Mortgage Backed-Securities Trust, Series 2003-A,
             Class A3, 3.650% due 2/25/33 (c)                                          3,026,686
------------------------------------------------------------------------------------------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost -- $52,802,387)                                                     53,198,452
------------------------------------------------------------------------------------------------
            SUB-TOTAL INVESTMENTS
            (Cost -- $405,040,366)                                                   410,924,404
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 21.7%
 65,000,000 Bear, Stearns & Co. Inc., 1.180% due 7/1/03; Proceeds at maturity --
             $65,002,131; (Fully collateralized by Freddie Mac Notes,
             5.270% due 9/6/17; Market value -- $66,332,703)                          65,000,000
 48,581,000 UBS Financial Services Inc., 1.220% due 7/1/03; Proceeds at maturity --
             $48,582,646; (Fully collateralized by Fannie Mae Notes,
             6.000% due 5/15/08; Market value -- $49,555,200)                         48,581,000
------------------------------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost -- $113,581,000)                                                   113,581,000
------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $518,621,366*)                                                 $524,505,404
------------------------------------------------------------------------------------------------

(a) A portion of this security is held as collateral for open futures contracts commitments.
(b) All or a portion of this security is segregated for open futures contracts commitments and/or "to-be-announced" securities.
(c) Variable rate security.
(d) Maturity date shown represents the last in the range of maturity dates of mortgage certificates owned.
(e) Security is issued on a "to-be-announced" basis (See Note 5).
(f) Mortgage dollar roll (See Note 7).
* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

     3 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   JUNE 30, 2003


ASSETS:
  Investments, at value (Cost -- $405,040,366)                                      $410,924,404
  Repurchase agreements, at value (Cost -- $113,581,000)                             113,581,000
  Receivable for securities sold                                                      17,149,495
  Interest receivable                                                                  2,380,745
  Receivable for Fund shares sold                                                      1,444,457
------------------------------------------------------------------------------------------------
  Total Assets                                                                       545,480,101
------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                                   130,741,708
  Bank overdraft                                                                       5,267,951
  Payable for Fund shares purchased                                                    1,075,544
  Management fee payable                                                                 190,586
  Distribution plan fees payable                                                          50,830
  Payable to broker - variation margin                                                    18,750
  Accrued expenses                                                                        80,168
------------------------------------------------------------------------------------------------
  Total Liabilities                                                                  137,425,537
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $408,054,564
------------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                                       $    302,798
  Capital paid in excess of par value                                                406,923,064
  Overdistributed net investment income                                               (3,131,932)
  Accumulated net realized loss from investment transactions and futures contracts    (2,008,261)
  Net unrealized appreciation of investments and futures contracts                     5,968,895
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $408,054,564
------------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                                             17,615,121
  Class B                                                                              6,213,860
  Class L                                                                              4,881,550
  Class Y                                                                              1,569,220
Net Asset Value:
  Class A (and redemption price)                                                          $13.47
  Class B *                                                                               $13.49
  Class L *                                                                               $13.47
  Class Y (and redemption price)                                                          $13.49
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.71% of net asset value per share)                       $14.10
  Class L (net asset value plus 1.01% of net asset value per share)                       $13.61
------------------------------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

     4 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
  Interest                                                                    $ 7,447,779
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                                         889,228
  Distribution plan fees (Note 8)                                                 810,010
  Shareholder servicing fees (Note 8)                                             189,280
  Registration fees                                                                25,585
  Shareholder communications (Note 8)                                              18,402
  Custody                                                                          18,063
  Audit and legal                                                                  16,716
  Directors' fees                                                                   4,484
  Other                                                                             8,709
-----------------------------------------------------------------------------------------
  Total Expenses                                                                1,980,477
-----------------------------------------------------------------------------------------
Net Investment Income                                                           5,467,302
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 6):
  Realized Gain (Loss) From:
   Investment transactions                                                      2,619,705
   Futures contracts                                                             (234,013)
-----------------------------------------------------------------------------------------
  Net Realized Gain                                                             2,385,692
-----------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of period                                                          8,717,620
   End of period                                                                5,968,895
-----------------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                                      (2,748,725)
-----------------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                                    (363,033)
-----------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                        $ 5,104,269
-----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     5 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                                      2003           2002
----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $  5,467,302  $  13,153,698
  Net realized gain                                                  2,385,692      1,951,332
  Increase (decrease) in net unrealized appreciation                (2,748,725)     8,566,243
---------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                             5,104,269     23,671,273
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 9):
  Net investment income                                             (8,342,310)   (15,163,806)
---------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                    (8,342,310)   (15,163,806)
---------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
  Net proceeds from sale of shares                                  94,401,142    178,373,158
  Net asset value of shares issued for reinvestment of dividends     6,360,843     10,917,685
  Cost of shares reacquired                                        (56,652,713)  (131,070,487)
---------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions               44,109,272     58,220,356
---------------------------------------------------------------------------------------------
Increase in Net Assets                                              40,871,231     66,727,823
NET ASSETS:
  Beginning of period                                              367,183,333    300,455,510
---------------------------------------------------------------------------------------------
  End of period*                                                  $408,054,564  $ 367,183,333
---------------------------------------------------------------------------------------------
* Includes overdistributed net investment income of:               $(3,131,932)     $(256,924)
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     6 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The U.S. Government Securities Fund ("Fund"), a separate investment fund of the Smith Barney Funds, Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of this Fund and two other separate investment funds: Large Cap Value Fund and Short-Term Investment Grade Bond Fund, formerly known as Short-Term High Grade Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at amortized cost, which approximates value; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     7 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager for the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.50% of the first $200 million of the average daily net assets, and 0.40% of the average daily net assets of the Fund in excess of $200 million. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts. For the six months ended June 30, 2003, the Fund paid transfer agent fees of $105,580 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2003, CGM received sales charges of approximately $202,000 and $60,000 on sales of the Fund's Class A and L shares,

     8 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders respectively. In addition, for the six months ended June 30, 2003, CDSCs paid to CGM were approximately:

                               Class A Class B  Class L
                         ------------------------------
                         CDSCs $8,000  $129,000 $9,000
                         ------------------------------

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-------------------------------------------------------------------------------
Purchases                                                          $799,170,347
-------------------------------------------------------------------------------
Sales                                                               651,555,716
-------------------------------------------------------------------------------

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------------------------------------
Gross unrealized appreciation                                      $6,333,786
Gross unrealized depreciation                                        (449,748)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $5,884,038
------------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities, particularly U.S. Government Agency Obligations, on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date. Securities purchased on a TBA basis are not settled until they are delivered to

      9 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

At June 30, 2003, the Fund held TBA securities with a total cost of $115,768,828.

6. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2003, the Fund had the following open futures contracts:

                             # of                 Basis      Market   Unrealized
                           Contracts Expiration   Value      Value       Gain
--------------------------------------------------------------------------------
Contracts to Sell:
U.S. Treasury 10 Year Note    50        9/03    $5,956,732 $5,871,875  $84,857
--------------------------------------------------------------------------------

7. Mortgage Dollar Rolls

The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is

     10 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders recorded as interest income at the time of the transaction and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

At June 30, 2003, the Fund had outstanding net contracts to repurchase mortgage-backed securities of $95,788,893 and $15,663,889 for scheduled settlements on July 14, 2003 and July 17, 2003, respectively.

8. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended June 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                      Class A  Class B  Class L
               -------------------------------------------------
               Distribution Plan Fees $294,124 $304,362 $211,524
               -------------------------------------------------

For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:

                                     Class A  Class B Class L Class Y
          -----------------------------------------------------------
          Shareholder Servicing Fees $110,939 $20,430 $57,850   $61
          -----------------------------------------------------------

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:

                                          Class A Class B Class L Class Y
       ------------------------------------------------------------------
       Shareholder Communication Expenses $8,251  $4,614  $4,697   $840
       ------------------------------------------------------------------

9. Distributions Paid to Shareholders by Class

                                  Six Months Ended    Year Ended
                                   June 30, 2003   December 31, 2002
            --------------------------------------------------------
            Net Investment Income
            Class A                  $5,114,189       $10,712,950
            Class B                   1,579,403         2,508,960
            Class L                   1,164,512         1,821,122
            Class Y                     484,206           120,774
            --------------------------------------------------------
            Total                    $8,342,310       $15,163,806
            --------------------------------------------------------

     11 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

10.Capital Shares

At June 30, 2003, the Company had two billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights. Each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                  Six Months Ended              Year Ended
                                    June 30, 2003            December 31, 2002
                              ------------------------   ------------------------
                                Shares        Amount       Shares       Amount
----------------------------------------------------------------------------------
Class A
Shares sold                    2,477,490   $ 33,544,822   7,274,616  $ 98,005,760
Shares issued on reinvestment    278,399      3,764,167     561,403     7,529,445
Shares reacquired             (2,397,249)   (32,442,377) (7,393,573)  (99,345,071)
---------------------------------------------------------------------------------
Net Increase                     358,640   $  4,866,612     442,446  $  6,190,134
---------------------------------------------------------------------------------
Class B
Shares sold                    1,484,809   $ 20,149,058   3,217,996  $ 43,455,112
Shares issued on reinvestment     90,978      1,232,198     144,315     1,941,601
Shares reacquired               (888,480)   (12,041,728) (1,229,763)  (16,581,717)
---------------------------------------------------------------------------------
Net Increase                     687,307   $  9,339,528   2,132,548  $ 28,814,996
---------------------------------------------------------------------------------
Class L
Shares sold                    1,613,797   $ 21,844,800   2,741,448  $ 36,912,286
Shares issued on reinvestment     67,393        910,858     104,484     1,404,635
Shares reacquired               (888,906)   (12,025,568) (1,098,565)  (14,755,147)
---------------------------------------------------------------------------------
Net Increase                     792,284   $ 10,730,090   1,747,367  $ 23,561,774
---------------------------------------------------------------------------------
Class Y
Shares sold                    1,383,903   $ 18,862,462          --            --
Shares issued on reinvestment     33,512        453,620       3,129  $     42,004
Shares reacquired                (10,556)      (143,040)    (28,591)     (388,552)
---------------------------------------------------------------------------------
Net Increase (Decrease)        1,406,859   $ 19,173,042     (25,462) $   (346,548)
---------------------------------------------------------------------------------

     12 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                      2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                               $13.58      $13.21    $13.09    $12.67    $13.41    $13.61
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/             0.20        0.56      0.67      0.78      0.75      0.71
 Net realized and unrealized gain
   (loss)/(3)/                         (0.02)       0.45      0.24      0.44     (0.78)     0.08
--------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations     0.18        1.01      0.91      1.22     (0.03)     0.79
--------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                 (0.29)      (0.64)    (0.79)    (0.80)    (0.71)    (0.72)
 Net realized gains                       --          --        --        --        --     (0.27)
 Capital                                  --          --        --        --        --     (0.00)*
--------------------------------------------------------------------------------------------------
Total Distributions                    (0.29)      (0.64)    (0.79)    (0.80)    (0.71)    (0.99)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $13.47      $13.58    $13.21    $13.09    $12.67    $13.41
--------------------------------------------------------------------------------------------------
Total Return                            1.35%++     7.78%     7.09%     9.93%    (0.24)%    6.04%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (millions)                             $237        $234      $222      $225      $203      $251
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                               0.84%+      0.84%     0.85%     0.85%     0.83%     0.86%
 Net investment income/(3)/             2.93+       4.15      5.04      6.19      5.82      5.22
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  170%        418%      284%      214%      193%      268%
----------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, those amounts would have been $0.69, $0.22 and 5.16% for net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 *  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

     13 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class B Shares                       2003/(1)(2)/  2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                   $13.60       $13.23    $13.11    $12.69    $13.42    $13.63
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/             0.17         0.50      0.58      0.72      0.70      0.64
  Net realized and unrealized
   gain (loss)/(3)/                     (0.02)        0.44      0.26      0.43     (0.79)     0.08
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.15         0.94      0.84      1.15     (0.09)     0.72
----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                 (0.26)       (0.57)    (0.72)    (0.73)    (0.64)    (0.66)
  Net realized gains                       --           --        --        --        --     (0.27)
  Capital                                  --           --        --        --        --     (0.00)*
----------------------------------------------------------------------------------------------------
Total Distributions                     (0.26)       (0.57)    (0.72)    (0.73)    (0.64)    (0.93)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $13.49       $13.60    $13.23    $13.11    $12.69    $13.42
----------------------------------------------------------------------------------------------------
Total Return                             1.11%++      7.25%     6.55%     9.36%    (0.66)%    5.47%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)      $83,856      $75,161   $44,901   $15,096   $13,558   $14,861
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               1.30%+       1.32%     1.34%     1.37%     1.33%     1.36%
  Net investment income/(3)/             2.47+        3.68      4.32      5.69      5.34      4.69
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                   170%         418%      284%      214%      193%      268%
------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, those amounts would have been $0.59, $0.25 and 4.45% for net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 *  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

     14 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class L Shares                       2003/(1)(2)/ 2002/(2)/ 2001/(2)/  2000/(2)/ 1999/(2)/ 1998/(2)(3)/
-------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                   $13.58      $13.22    $13.10     $12.67    $13.40      $13.60
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/             0.16        0.48      0.59       0.72      0.70        0.65
  Net realized and unrealized
   gain (loss)/(4)/                     (0.01)       0.45      0.25       0.44     (0.79)       0.08
--------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.15        0.93      0.84       1.16     (0.09)       0.73
--------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                 (0.26)     (0.57 )   (0.72 )     (0.73)    (0.64)      (0.66)
  Net realized gains                       --          --        --         --        --       (0.27)
  Capital                                  --          --        --         --        --       (0.00)*
--------------------------------------------------------------------------------------------------
Total Distributions                     (0.26)     (0.57 )   (0.72 )     (0.73)    (0.64)      (0.93)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $13.47      $13.58    $13.22     $13.10    $12.67      $13.40
--------------------------------------------------------------------------------------------------
Total Return                             1.10%++     7.17%     6.56%      9.45%    (0.67)%      5.53%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)      $65,744     $55,521   $30,960    $15,009   $14,308     $15,407
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               1.39%+      1.43%     1.32%      1.32%     1.29%       1.32%
  Net investment income/(4)/             2.38+       3.58      4.44       5.73      5.38        4.74
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                   170%        418%      284%       214%      193%        268%
-------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed as Class L shares.
(4) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, those amounts would have been $0.61, $0.23 and 4.57% for net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 *  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

     15 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class Y Shares                    2003/(1)(2)/ 2002/(2)/   2001/(2)/   2000/(2)/  1999/(2)/   1998/(2)/
-------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                $13.59      $13.22     $13.10      $12.68     $13.42      $13.64
-------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/          0.22        0.60       0.70        0.83       0.79        0.75
  Net realized and unrealized
   gain (loss)/(3)/                  (0.01)       0.44       0.25        0.43      (0.78)       0.08
-------------------------------------------------------------------------------------------------
Total Income From Operations          0.21        1.04       0.95        1.26       0.01        0.83
-------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income              (0.31)      (0.67)     (0.83)      (0.84)     (0.75)      (0.78)
  Net realized gains                    --          --         --          --         --       (0.27)
  Capital                               --          --         --          --         --       (0.00)*
-------------------------------------------------------------------------------------------------
Total Distributions                  (0.31)      (0.67)     (0.83)      (0.84)     (0.75)      (1.05)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $13.49      $13.59     $13.22      $13.10     $12.68      $13.42
-------------------------------------------------------------------------------------------------
Total Return                          1.57%++     8.06%      7.41%      10.29%      0.08%       6.29%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)   $21,166      $2,207     $2,483      $2,444     $2,472      $3,447
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                            0.50%+      0.54%      0.55%       0.56%      0.54%       0.57%
  Net investment income/(3)/          3.24+       4.47       5.29        6.49       6.10        5.52
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                170%        418%       284%        214%       193%        268%
-------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, those amounts would have been $0.72, $0.23 and 5.41% for net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 *   Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

     16 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SMITH BARNEY
   FUNDS, INC.



            DIRECTORS                 INVESTMENT MANAGER
            Lee Abraham               Smith Barney Fund
            Allan J. Bloostein         Management LLC
            Jane F. Dasher
            Donald R. Foley           DISTRIBUTOR
            R. Jay Gerken, CFA        Citigroup Global Markets Inc.
             Chairman
            Richard E. Hanson, Jr.    CUSTODIAN
            Paul Hardin               State Street Bank and
            Roderick C. Rasmussen      Trust Company
            John P. Toolan
                                      TRANSFER AGENT
            OFFICERS                  Citicorp Trust Bank, fsb.
            R. Jay Gerken, CFA        125 Broad Street, 11th Floor
            President and Chief       New York, New York 10004
            Executive Officer
                                      SUB-TRANSFER AGENT
            Lewis E. Daidone          PFPC Global Fund Services
            Senior Vice President     P.O. Box 9699
            and Chief Administrative  Providence, Rhode Island
            Officer                   02940-9699

            Richard L. Peteka
            Chief Financial Officer
            and Treasurer

            Mark Lindbloom
            Vice President and
            Investment Officer

            Francis Mustaro
            Vice President and
            Investment Officer

            Kaprel Ozsolak
            Controller

            Christina T. Sydor
            Secretary

  Smith Barney Funds, Inc.



  U.S. Government Securities Fund

  The Fund is a separate investment fund of the Smith Barney Funds, Inc., a Maryland corporation.


  This report is submitted for the general information of the shareholders of Smith Barney Funds, Inc. -- U.S. Government Securities Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

  U.S. GOVERNMENT SECURITIES FUND
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC
 FD00631 8/03                                                            03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Funds, Inc.


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Funds, Inc.

Date: August 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Funds, Inc.

Date: August 27, 2003

By:      /s/ Richard Peteka
         (Richard Peteka)
         Chief Financial Officer of
         Smith Barney Funds, Inc.

Date: August 27, 2003